Share-based Payments - Summary of Share-based Compensation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation expense	$ 49,733	$ 44,165	$ 38,230
Cost of revenue [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation expense	8,057	5,155	4,890
Selling and marketing expenses [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation expense	6,411	4,948	4,327
General and administrative expenses [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation expense	$ 35,265	$ 34,062	$ 29,013